Related Party Transactions - Additional Information (Detail) $ in Millions			12 Months Ended
	Apr. 20, 2021 USD ($)	Sep. 07, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 GBP (£) shares
Related Party Transaction [Line Items]
Consultancy service expenses paid			$ 9.7	$ 2.0
Common Stock [Member]
Related Party Transaction [Line Items]
Number of ordinary shares issued | shares						25,575
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Recognition of compensation cost			0.5	$ 0.2	$ 0.0
Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued | shares				42,242		117,360
Maven Topco [Member]
Related Party Transaction [Line Items]
Cumulative catch up payment made towards incentive securities	$ 15.7
Executive [Member]
Related Party Transaction [Line Items]
Increase in loan to related party		$ 4.1
Interest rate						2.50%
Carbon Group Limited [Member]
Related Party Transaction [Line Items]
Consultancy service expenses paid			0.2	$ 0.3	$ 0.2
Football DataCo Limited [Member] | Letter of Credit [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity				$ 40.6		£ 30,000,000
CFL Ventures [Member]
Related Party Transaction [Line Items]
Revenues			$ 0.3